Share capital, share premium and other capital reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share capital, share premium and other capital reserves
Schedule of ordinary shares

				Other
US$ thousand (except for number of shares)	Number of shares	Share capital	Share premium	capital reserves
Balance as of 1 January 2022 (a)	6,628,695	1	24	—
Issued during the year	—	—	—	945
Balance as of 31 December 2022 (a)	6,628,695	1	24	945
Issued during the year:
Contribution of conversion price in excess of fair value of warrants	—	—	—	198
Amount in excess of the face value over the present value on related promissory note	—	—	—	69
PIPE – Osisko (b)	1,500,000	—	15,000	—
Backstop Facility – Osisko (c)	2,500,000	—	25,000	—
PIPE – Sprott (d)	1,500,000	—	15,000	—
PIPE A and PIPE B (e)	18,451,747	2	184,515	—
PIPE – BlackRock (f)	4,500,000	1	44,999	—
PIPE – October 2023 (j)	1,827,096	—	20,098	—
Public shareholders – non-redemption (g)	3,329,006	—	34,431	—
Glencore rollover shares (h)	10,000,000	1	99,999	—
Gross proceeds from issuance of shares	43,607,849	4	439,042	267
Less: Share issuance cost (i)	—	—	(6,771)	—
Balance as of 31 December 2023	50,236,544	5	432,295	1,212